Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gain (Loss) from government securities	$ 154,704,801	$ (113,774,261)	$ 72,420,836
Gain from private securities	11,017,043	15,996,235	14,575,304
Gain from corporate bonds	1,512,685	2,992,028	133,211
Interest rate swaps	1,030,476	(387,132)	685,551
Loss from put options	(685,766)	(1,137,120)	(235,018)
(Loss) Gain from foreign currency forward transactions	(14,889,122)	51,248,270	10,117,949
Gain from the sale of financial assets	0	0	3,392,691
Others	2,876	372	(35,805)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	$ 152,692,993	$ (45,061,608)	$ 101,054,719